Annual Fund Operating Expenses - Class T - DWS International Growth Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual fund operating expenses	1.22%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.